Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
(a)Contingencies
AQN and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider AQN’s exposure to such litigation to be material to these consolidated financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
Mountain View fire
On November 17, 2020, a wildfire now known as the Mountain View Fire occurred in the territory of Liberty Utilities (CalPeco Electric) LLC (“Liberty CalPeco”). The cause of the fire remains under investigation, and CAL FIRE has not yet released its final report. There are currently 21 active lawsuits that name certain subsidiaries of the Company as defendants in connection with the Mountain View Fire, as well as one non-litigation claim brought by the U.S. Department of Agriculture seeking reimbursement for alleged fire suppression costs. Fourteen lawsuits are brought by groups of individual plaintiffs alleging causes of action including negligence, inverse condemnation, nuisance, trespass, and violations of Cal. Pub. Util. Code 2106 and Cal. Health and Safety Code 13007 (one of these 14 lawsuits also alleges the wrongful death of an individual and various subrogation claims on behalf of insurance companies). On March 6, 2024, a trial commenced in Los Angeles County Superior Court on four bellwether cases with respect to inverse condemnation liability only. If the Company’s subsidiaries were found liable in those cases, the damages, if any, would not be determined at this trial. In another lawsuit, County of Mono, Antelope Valley Fire Protection District and Bridgeport Indian Colony allege similar causes of action and seek damages for fire suppression costs, law enforcement costs, property and infrastructure damage, and other costs. In six other lawsuits, insurance companies allege inverse condemnation and negligence and seek recovery of amounts paid and to be paid to their insureds. The likelihood of success in these lawsuits is uncertain.
22.Commitments and contingencies (continued)
(a)Contingencies (continued)
In 2023, Liberty CalPeco accrued estimated losses of $66,000 for claims related to the Mountain View Fire, against which Liberty CalPeco has recorded expected recoveries from insurance of $66,000. The resulting net charge to earnings was $nil. The estimate of losses is subject to change as additional information becomes available. The actual amount of losses may be higher or lower than these estimates. While the Company may incur a material loss in excess of the amount accrued, the Company cannot estimate the upper end of the range of reasonably possible losses that may be incurred. The Company has wildfire liability insurance that is expected to apply up to applicable policy limits.
(b)Commitments
In addition to the commitments related to the development projects disclosed in note 8, the following significant commitments exist as of December 31, 2023.
AQN has outstanding purchase commitments for power purchases, natural gas supply and service agreements, service agreements, capital project commitments, land easements and other commitments.
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$55,312	$33,869	$12,274	$12,520	$12,768	$129,818	$256,561
Natural gas supply and service agreements (2)	121,188	71,949	42,643	33,215	30,803	154,757	454,555
Service agreements	73,687	61,889	56,591	53,140	52,898	259,510	557,715
Capital projects	5,598	—	—	—	—	—	5,598
Land easements and other	16,437	15,057	15,269	15,425	15,639	536,129	613,956
Total	$272,222	$182,764	$126,777	$114,300	$112,108	$1,080,214	$1,888,385
(1)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2023. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(2)    Natural gas supply and service agreements: AQN’s natural gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.